Putnam
Capital
Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Capital Opportunities Fund reached the midpoint of its second fiscal year on a positive note as a shift in portfolio emphasis began to take hold. Getting a new fund up and running is challenging under the best of circumstances; doing so in a market environment as volatile as it has been in recent years takes an extra measure of fortitude.

While the results for the six months ended October 31, 1999, are promising, given the fund's short history they should not be taken as a definitive measure of its potential. In the following report, your fund's managers provide a detailed account of the market environment during the period, discuss some of the key portfolio shifts, and then offer their thoughts on prospects for the fiscal year's second half.

I am pleased to announce the appointment of Sandeep Mehta as a manager of your fund. Sandy is a member of the Global Core Equity Group. Before joining Putnam in 1996, he was with Wellington Management Co. and Ariel Capital Management. He has 11 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 15, 1999


Report from the Fund Managers

Joseph P. Joseph
Sandeep Mehta

Putnam Capital Opportunities Fund's performance continued to improve during its second fiscal year, thanks to an emphasis on strong, growing sectors and a shift out of weaker areas. The six months ended October 31, 1999, represented a volatile time for U.S. equity markets. Shortly after the fund's fiscal year began, the Dow Jones Industrial Average surged past the 11,000 barrier, a little more than a month after breaking 10,000 -- the fastest 1,000-point gain in its history. However, shortly before the close of the period, the Dow had plummeted back below 10,000 and was 11.5% below its all-time high, signaling an official market correction. Federal Reserve Board interest-rate increases on June 30 and August 24 were largely responsible for investor jitters and market volatility. In the meantime, small-company stocks -- those in which your fund invests -- remained overshadowed by large-company stocks. At the end of the period, the Russell 2000 Index, a measure of small-company stock performance and your fund's benchmark, had increased only 0.20% for the calendar year. Despite the lackluster returns from its target sector, your fund benefited from its focus on several strong performing stocks in fast-growing industries.

Total return for 6 months ended 10/31/99

       Class A         Class B          Class C          Class M
     NAV     POP     NAV     CDSC     NAV     CDSC     NAV     POP
--------------------------------------------------------------------------
     2.73%  -3.16%   2.37%  -2.63%    2.35%   1.35%    2.36%  -1.20%
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* TECHNOLOGY RALLY BOOSTS PERFORMANCE

In our last report, we discussed our shift in emphasis from defensive sectors to a broader range of stocks that we believe offered stronger growth potential. We began to see the benefits of this strategy during this semiannual period, especially among the fund's technology holdings. Three days after the close of the period, the Nasdaq Composite Index, a common measure for technology stock performance, closed above 3,000 for the first time in its history, followed by seven consecutive record closes as tech stocks continued to hurtle past all other sectors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance             20.5%

Electronics and
electric equipment                14.6%

Telecommunications                10.5%

Computer services
and software                       8.9%

Oil and gas                        6.1%

Footnote reads:
*Based on net assets as of 10/31/99. Holdings will vary over time.


Among your fund's technology holdings, the stock of Rational Software is worth noting. This company provides software and testing tools that help companies adapt their businesses for e-commerce. Businesses using Rational Software's products and services are able to develop software applications quickly enough to keep pace with the growth of the Internet. The company's growth potential is boosted further by its strategic alliances with IBM and Microsoft. Microchip Technology Inc., another of the fund's strong performers, produces semiconductors and specialty memory products for the consumer, automotive, office automation, industrial, and communications markets. The company recently launched e-commerce services on its Web site, allowing customers to order Microchip devices and replacement parts online. ARM Holdings, a semiconductor designer based in the United Kingdom, was also an outstanding performer. The company licenses chips to international electronics companies, sells software and development systems, and provides consulting, support, maintenance, and training services. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

* SHIFT AWAY FROM WEAKER SECTORS BENEFICIAL

In positioning the fund's portfolio, we carefully monitor individual stocks and industry sectors for potential problems. Among smaller, less well-established companies in particular, there is greater risk that stocks will experience price fluctuations and volatility. For this reason, when choosing companies for the fund's portfolio, we look for those with healthy business models, strong management teams, and a solid foothold in profitable markets. We keep a cautious eye on companies that appear to be over-acquisitive -- in other words, those that acquire other companies simply to stimulate higher growth rates. Often such companies use their own overvalued stock to purchase other companies and may have problems dealing with integration issues and the expenses of the acquisitions. While mergers and acquisitions remain a prominent global trend, we are careful to target companies that we believe are participating in it for solid business reasons.

In addition to scrutinizing individual companies, we also examine industry sectors. Our decision to reduce the fund's holdings in the health-care sector proved beneficial during the period. While the long-term prospects remain extremely positive for health care, short-term setbacks in many industries have resulted in lackluster 1999 performance for a number of stocks. As the global economy strengthened, investors began to turn away from U.S. drug stocks, seeking opportunities in other industries that offered strong growth potential and more attractive prices. The downturn in drug stocks impacted the entire health-care sector, as did uncertainty about potential Medicare reform.


"We seek diversification, and through an intensive research and screening process, we pursue growth from stocks that have not yet attracted too much attention."

-- Joe Joseph, portfolio manager


* CONTINUED FOCUS ON REGIONAL BANKS, OIL SERVICES, COMMODITIES

At the close of the period, our outlook was positive for stocks in the financial, oil services, and paper industries. Your fund's substantial position in regional banks, such as M&T Bank Corp., made a positive contribution to performance in the latter months of the period. M&T is a bank holding company headquartered in Buffalo, NY, with 255 branches throughout New York and Pennsylvania and $19.5 billion in assets. The fund also has a significant position in oil services, including fund holding Marine Drilling Companies, which specializes in offshore contract drilling of oil and gas wells. Nabors Industries, another oil services holding, specializes in oil and gas land drilling in North, South, and Central America and in the Middle East. In the paper sector, fund holding Smurfit-Stone Container should benefit from increasing worldwide demand for its products, which include corrugated containers and folding cartons.

* HOLDINGS REPRESENT WIDE ARRAY OF INDUSTRIES

One of the fund's largest holdings at the close of the period, True North Communications, was also a strong performer. This advertising and communications holding company owns several agencies, including a 50% stake in an interactive marketing firm that has contributed significantly to revenues. True North is also realigning its advertising agency operations, which is expected to save nearly $25 million a year in expenses.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Adelphia Communications Corp.
Telecommunications

ARM Holdings PLC (United Kingdom)
Electronics and electrical equipment

True North Communications, Inc.
Advertising

FactSet Research Systems, Inc.
Computer services and software

UnionBanCal Corp.
Insurance and finance

Korn/Ferry International
Business equipment and services

North Fork Bancorporation, Inc.
Insurance and finance

Cumulus Media, Inc.
Broadcasting

Valassis Communications, Inc.
Consumer services

Dallas Semiconductor Corp.
Electronics and electrical equipment

Footnote reads:
These holdings represent 33.0% of the fund's net assets as of 10/31/99. Portfolio holdings will vary over time.


Another strong contributor was FactSet Research Systems, which provides online database services to financial professionals. Founded in 1978, FactSet integrates financial data from more than 100 databases to form a data library that allows users to search, download, and manipulate data as if from one database. Users include investment managers, bankers, and other financial services professionals.

* FOCUS ON BOTTOM-UP STOCK SELECTION CONTINUES

With the second half of the fund's fiscal year comes the year 2000, along with the potential for jittery investors and more market volatility. We will continue to rely on our bottom-up process of stock selection, in which we focus on the merits and potential of individual companies with less emphasis on broad economic trends. This process should enable the fund to provide strong long-term growth potential by investing in innovative, flexible, and dynamic small and midsize companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/99, there is no guarantee the fund will continue to hold these securities in the future. The fund invests in small and midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Capital Opportunities Fund is designed for investors seeking long-term growth of capital by investing primarily in stocks of U.S. companies that Putnam believes offer above-average growth potential.




TOTAL RETURN FOR PERIODS ENDED 10/31/99

                      Class A           Class B            Class C            Class M
(inception dates)    (6/1/98)          (6/29/98)          (7/26/99)          (6/29/98)
                   NAV      POP      NAV      CDSC      NAV      CDSC      NAV       POP
------------------------------------------------------------------------------------------
6 months           2.73%   -3.16%    2.37%   -2.63%     2.35%    1.35%     2.36%    -1.20%
------------------------------------------------------------------------------------------
1 year            16.67    10.03    15.78    10.78     15.74    14.74     15.96     11.87
------------------------------------------------------------------------------------------
Life of fund      -2.13    -7.78    -6.14    -2.23     -3.17    -3.17     -2.87     -6.29
Annual average    -1.51    -5.54    -4.36    -1.58     -2.24    -2.24     -2.03     -4.47
------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/99

                                  Russell            Consumer
                                 2000 Index        price index
--------------------------------------------------------------------------
6 months                          -0.25%              1.20%
--------------------------------------------------------------------------
1 year                            14.88               2.69
--------------------------------------------------------------------------
Life of fund                      -4.33               3.32
Annual average                    -3.07               2.33
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation currently or previously in effect. Without the limitation, total returns would have been lower.




PRICE AND DISTRIBUTION INFORMATION FOR 6 MONTHS ENDED 10/31/99

                          Class A       Class B       Class C       Class M
--------------------------------------------------------------------------------------
Distributions (number)*     --            --            --            --
--------------------------------------------------------------------------------------
Share value:           NAV      POP      NAV           NAV       NAV      POP
--------------------------------------------------------------------------------------
4/30/99               $8.07    $8.56    $8.03           --      $8.05    $8.34
--------------------------------------------------------------------------------------
7/26/99+                --       --       --          $8.22       --       --
--------------------------------------------------------------------------------------
10/31/99               8.29     8.80     8.22          8.27      8.24     8.54
--------------------------------------------------------------------------------------

*The fund did not make any distributions during the period.

+Inception date for class C shares.






TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                      Class A            Class B           Class C            Class M
(inception dates)     (6/1/98)          (6/29/98)         (7/26/99)          (6/29/98)
                    NAV      POP      NAV      CDSC     NAV      CDSC      NAV       POP
------------------------------------------------------------------------------------------
6 months            4.50%   -1.50%    4.26%   -0.74%    4.10%    3.10%     4.38%     0.77%
------------------------------------------------------------------------------------------
1 year             12.78     6.27    12.00     7.00    12.00    11.00     12.35      8.48
------------------------------------------------------------------------------------------
Life of fund       -6.86   -12.23   -10.48    -6.75    -7.74    -7.74     -7.35    -10.61
Annual average     -5.16    -9.27    -7.98    -5.12    -5.83    -5.83     -5.53     -8.03
------------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Russell 2000 Index is an unmanaged list of common stocks that is frequently used as a performance measure for small and midsize company stocks. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
October 31, 1999 (Unaudited)

COMMON STOCKS (90.9%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (4.9%)
--------------------------------------------------------------------------------------------------------------------------
             15,200  Modem Media . Poppe Tyson, Inc. (NON)                                                  $    1,048,800
            153,000  True North Communications Inc.                                                              6,167,813
                                                                                                            --------------
                                                                                                                 7,216,613

Basic Industrial Products (2.9%)
--------------------------------------------------------------------------------------------------------------------------
             27,700  American Standard Companies, Inc. (NON)                                                     1,057,794
             40,300  Kaydon Corp.                                                                                  999,944
             25,700  SPX Corp. (NON)                                                                             2,178,075
                                                                                                            --------------
                                                                                                                 4,235,813

Broadcasting (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            111,600  Cumulus Media Inc. Class A (NON)                                                            4,003,650

Building and Construction (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             48,400  Texas Industries, Inc.                                                                      1,733,325

Business Equipment and Services (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            188,400  Korn/Ferry Intl. (NON)                                                                      4,191,900
             91,400  Specialty Equipment Companies, Inc. (NON)                                                   1,907,975
                                                                                                            --------------
                                                                                                                 6,099,875

Cable Television (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             76,500  Insight Communications Company, Inc. (NON)                                                  1,807,313

Computer Services and Software (8.9%)
--------------------------------------------------------------------------------------------------------------------------
             31,000  Clarify, Inc. (NON)                                                                         2,394,750
             71,500  FactSet Research Systems, Inc.                                                              4,750,281
             70,800  Rational Software Corp. (NON)                                                               3,026,700
             71,200  Remedy Corp. (NON)                                                                          3,061,600
                                                                                                            --------------
                                                                                                                13,233,331

Consumer Services (3.2%)
--------------------------------------------------------------------------------------------------------------------------
            117,500  Coinstar, Inc. (NON)                                                                          895,938
             91,300  Valassis Communications, Inc. (NON)                                                         3,925,900
                                                                                                            --------------
                                                                                                                 4,821,838

Electronics and Electrical Equipment (14.6%)
--------------------------------------------------------------------------------------------------------------------------
             73,200  ARM Holdings PLC (United Kingdom) (NON)                                                     6,203,700
             63,200  ATMI, Inc. (NON)                                                                            1,702,450
             66,000  Dallas Semiconductor Corp.                                                                  3,885,750
             29,500  DII Group Inc., (The) (NON)                                                                 1,062,000
             42,767  Flextronics International Ltd. (NON)                                                        3,036,457
             47,800  Microchip Technology, Inc. (NON)                                                            3,184,675
            108,200  Vishay Intertechnology, Inc. (NON)                                                          2,644,138
                                                                                                            --------------
                                                                                                                21,719,170

Insurance and Finance (20.5%)
--------------------------------------------------------------------------------------------------------------------------
             39,800  Duff & Phelps Credit Rating Co.                                                             2,985,000
             36,000  Finova Group, Inc.                                                                          1,586,250
             66,400  Hartford Life, Inc., Class A                                                                3,469,400
             40,600  Legg Mason, Inc.                                                                            1,476,825
              7,500  M & T Bank Corp.                                                                            3,716,250
             84,500  National Commerce Bancorporation                                                            2,112,500
            195,900  North Fork Bancorporation, Inc.                                                             4,052,681
            171,400  Peoples Heritage Financial Group, Inc.                                                      3,256,600
             67,600  Radian Group, Inc.                                                                          3,570,125
             97,000  UnionBanCal Corp.                                                                           4,213,438
                                                                                                            --------------
                                                                                                                30,439,069

Medical Supplies and Devices (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              8,200  Gliatech, Inc. (NON)                                                                           67,138

Metals and Mining (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             94,300  Timken Co. (The)                                                                            1,691,506

Oil and Gas (6.1%)
--------------------------------------------------------------------------------------------------------------------------
             51,600  Devon Energy Corp.                                                                          2,005,950
            140,900  Marine Drilling Co., Inc. (NON)                                                             2,280,819
            123,900  Nabors Industries, Inc. (NON)                                                               2,810,981
             84,300  Precision Drilling Corp. (Canada) (NON)                                                     1,954,706
                                                                                                            --------------
                                                                                                                 9,052,456

Packaging and Containers (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            112,700  Smurfit-Stone Container Corp. (NON)                                                         2,437,138

Pharmaceuticals (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             35,100  Watson Pharmaceuticals, Inc. (NON)                                                          1,114,425

Recreation (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             52,500  Royal Caribbean Cruises Ltd.                                                                2,785,781

Retail (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            111,300  Duane Reade, Inc. (NON)                                                                     2,991,188

Telecommunications (10.5%)
--------------------------------------------------------------------------------------------------------------------------
            137,720  Adelphia Communications Corp., Class A (NON)                                                7,522,947
            152,700  GST Telecommunications, Inc. (Canada)                                                       1,030,725
             51,700  IPC Communications, Inc. (NON)                                                              2,778,875
            101,900  Telesp Celular Participacoes S.A. ADR (Brazil)                                              2,509,288
            106,300  Telesp Participacoes S.A. ADR (Brazil)                                                      1,720,731
                                                                                                            --------------
                                                                                                                15,562,566

Transportation (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             93,700  Northwest Airlines Corp. Class A (NON)                                                      2,371,778
             92,000  Southwest Airlines Co. (NON)                                                                1,546,750
                                                                                                            --------------
                                                                                                                 3,918,528
                                                                                                            --------------
                     Total Common Stocks (cost $119,711,181)                                                $  134,930,723

SHORT-TERM INVESTMENTS (7.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    6,543,000  Interest in $545,691,000 joint repurchase agreement dated October 29, 1999 with Morgan (J.P.) & Co.,
                       Inc. due November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of $6,545,835
                       for an effective yield of 5.20%                                                      $    6,543,000
          4,766,000  Interest in $462,305,000 joint repurchase agreement dated October 29, 1999 with S.B.C. Warburg Inc.
                       due November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $4,768,073 for an effective yield of 5.22%                                                4,766,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $11,309,000)                                        $   11,309,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $131,020,181) (b)                                              $  146,239,723
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $148,412,246.

  (b) The aggregate identified cost on a tax basis is $131,948,323, resulting in gross unrealized appreciation and depreciation of $20,862,902 and $6,571,502, respectively, or net unrealized appreciation of $14,291,400.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.


-------------------------------------------------------------------------------
Futures Contracts Outstanding at October 31, 1999

                                     Aggregate Face     Expiration  Unrealized
                         Total Value     Value             Date    Appreciation
-------------------------------------------------------------------------------
S & P 500 Index (long)   $9,633,400    $9,620,085         Dec-99      $13,315
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $131,020,181) (Note 1)                                            $146,239,723
-----------------------------------------------------------------------------------------------
Cash                                                                                        619
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                29,385
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  657,417
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        6,294,001
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          13,315
-----------------------------------------------------------------------------------------------
Total assets                                                                        153,234,460

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      4,085,246
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              354,247
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            239,842
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               33,386
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             1,536
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                556
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   79,625
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   27,776
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     4,822,214
-----------------------------------------------------------------------------------------------
Net assets                                                                         $148,412,246

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                 $138,616,379
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                               (743,081)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (4,693,909)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           15,232,857
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $148,412,246

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($66,010,618 divided by 7,966,923 shares)                                                 $8.29
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.29)*                                    $8.80
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($76,464,237 divided by 9,306,002 shares)**                                               $8.22
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($194,305 divided by 23,501 shares)**                                                     $8.27
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,743,086 divided by 696,756 shares)                                                    $8.24
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.24)*                                    $8.54
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended October 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                            $  276,352
-----------------------------------------------------------------------------------------------
Interest                                                                                144,832
-----------------------------------------------------------------------------------------------
Total investment income                                                                 421,184

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        503,426
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          143,927
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,208
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,454
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    82,351
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   420,785
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                       221
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    18,583
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  11,266
-----------------------------------------------------------------------------------------------
Auditing                                                                                 15,661
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,009
-----------------------------------------------------------------------------------------------
Postage                                                                                  13,184
-----------------------------------------------------------------------------------------------
Other                                                                                     8,543
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,229,618
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (65,353)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,164,265
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (743,081)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (2,040,962)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period              5,940,753
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               3,899,791
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $3,156,710
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                                  For the period
                                                                                                    June 1, 1998
                                                                              Six months ended     (commencement
                                                                                    October 31    of operations)
                                                                                         1999* to April 30, 1999
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $   (743,081)    $    (94,357)
----------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                     (2,040,962)      (2,712,512)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            5,940,753        9,292,104
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  3,156,710        6,485,235
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------
From return of capital
    Class A                                                                                  --         (158,202)
----------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --          (87,810)
----------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --           (7,773)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                         (6,829,093)     143,853,179
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (3,672,383)     150,084,629

Net assets
----------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                        152,084,629        2,000,000
----------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $743,081 and $--, respectively)                                            $148,412,246     $152,084,629
----------------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended        For the period
Per-share                                                                                            October 31      June 1, 1998+
operating performance                                                                               (Unaudited)      to April 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.07            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                        (.02)             .03(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                      .24             (.43)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .22             (.40)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                                                --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $8.29            $8.07
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  2.73*           (4.73)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $66,011          $62,900
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .59*            1.15*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.27)*            .30*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                127.11*          272.40*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period end April 30, 1999. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended
    April 30, 1999. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended        For the period
Per-share                                                                                           October 31      June 29, 1998+
operating performance                                                                               (Unaudited)      to April 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.03            $8.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                        (.05)            (.02)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                      .24             (.34)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .19             (.36)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                                                --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $8.22            $8.03
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  2.37*           (4.27)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $76,464          $84,777
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .96*            1.69*(d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.64)*           (.34)*(d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                127.11*          272.40*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period end April 30, 1999. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended
    April 30, 1999. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                          July 26, 1999+
operating performance                                                                                             to September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.22
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                                         (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                       .07
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                                                                 --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $8.27
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                                   0.61*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                           $194
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                                 .51*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                (.34)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 127.11*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period end April 30, 1999. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended
    April 30, 1999. (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended        For the period
Per-share                                                                                           October 31      June 29, 1998+
operating performance                                                                               (Unaudited)      to April 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1999             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.05            $8.40
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                        (.04)            (.01)(d)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                      .23             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    .19             (.33)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From return
of capital                                                                                                --             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $8.24            $8.05
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                                  2.36*           (3.98)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $5,743           $4,408
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                .84*            1.48* (d)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                               (.52)*           (.13)* (d)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                127.11*          272.40*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements.

(d) Reflects an expense limitation in effect during the period end April 30, 1999. As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 per share for class A, class B, and class M for the period ended
    April 30, 1999. (Note 2).



Notes to financial statements
October 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Capital Opportunities Fund ("the fund") is one of a series of Putnam Investment Funds ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in equity securities of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer above-average growth prospects or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term appreciation.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B and class C shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value, following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

E) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended October 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At April 30, 1999, the fund had a capital loss carryover of approximately $1,725,000 available to offset future net capital gain, if any, which will expire on April 30, 2007.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended October 31,1999, fund expenses were reduced by $65,353 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $609 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $40,333 and $3,360 from the sale of class A and class M shares, respectively and $97,831 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended October 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $189,330,114 and $205,026,102, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                             Six months ended
                                                              October 31,1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,055,453       $ 16,640,061
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 2,055,453         16,640,061

Shares
repurchased                                     (1,886,990)       (15,200,062)
-----------------------------------------------------------------------------
Net increase                                       168,463       $  1,439,999
-----------------------------------------------------------------------------

                                                  For the period June 1, 1998
                                                 (commencement of operations)
                                                            to April 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,759,414       $ 74,972,006
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       20,372            153,603
-----------------------------------------------------------------------------
                                                 9,779,786         75,125,609

Shares
repurchased                                     (2,216,620)       (16,686,789)
-----------------------------------------------------------------------------
Net increase                                     7,563,166       $ 58,438,820
-----------------------------------------------------------------------------

                                                             Six months ended
                                                              October 31,1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,613,650       $ 12,972,195
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,613,650         12,972,195

Shares
repurchased                                     (2,859,121)       (22,639,434)
-----------------------------------------------------------------------------
Net decrease                                    (1,245,471)      $ (9,667,239)
-----------------------------------------------------------------------------

                                                 For the period June 29, 1998
                                                 (commencement of operations)
                                                            to April 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,199,941       $100,903,304
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       11,355             85,613
-----------------------------------------------------------------------------
                                                13,211,296        100,988,917

Shares
repurchased                                     (2,659,823)       (19,916,740)
-----------------------------------------------------------------------------
Net increase                                    10,551,473       $ 81,072,177
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                          to October 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         23,501           $186,882
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    23,501            186,882

Shares repurchased                                      --                 --
-----------------------------------------------------------------------------
Net increase                                        23,501           $186,882
-----------------------------------------------------------------------------

                                                             Six months ended
                                                              October 31,1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,370,881        $11,109,224
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,370,881         11,109,224

Shares
repurchased                                     (1,221,814)        (9,897,959)
-----------------------------------------------------------------------------
Net increase                                       149,067        $ 1,211,265
-----------------------------------------------------------------------------

                                                 For the period June 29, 1998
                                                 (commencement of operations)
                                                            to April 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,167,036        $ 9,038,230
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,006              7,586
-----------------------------------------------------------------------------
                                                 1,168,042          9,045,816
Shares
repurchased                                       (620,353)        (4,703,634)
-----------------------------------------------------------------------------
Net increase                                       547,689        $ 4,342,182
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to June 1, 1998 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance if 235,194 shares of class A to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on May 29, 1998.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Joseph P. Joseph
Vice President and Fund Manager

Sandeep Mehta
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Capital Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA068-56825 21I 12/99